Vanguard U.S. Quality Factor ETF

Schedule of Investments (unaudited)

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securitites and Exchange Commision (SEC)
for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's website at www.sec.gov.
			Market
			Value
		Shares	($000)
Common Stocks (99.6%)
Consumer Discretionary (13.8%)
*	Booking Holdings Inc.	126	214
	Target Corp.	1,858	191
	eBay Inc.	5,466	189
	Costco Wholesale Corp.	513	144
	Walmart Inc.	1,332	143
	NIKE Inc.	1,547	138
	VF Corp.	1,677	121
	Ross Stores Inc.	1,012	110
	New York Times Co.	1,284	48
	Hasbro Inc.	607	47
	Best Buy Co. Inc.	614	46
*	Lululemon Athletica Inc.	209	45
	Aaron's Inc.	1,121	44
*	Stamps.com Inc.	289	41
	Johnson Outdoors Inc.	638	40
	Gentex Corp.	1,486	40
*	Gentherm Inc.	964	39
	Expedia Group Inc.	398	39
	TripAdvisor Inc.	1,597	37
*	Deckers Outdoor Corp.	212	37
*	NVR Inc.	10	37
	Nielsen Holdings plc	1,990	36
	Whirlpool Corp.	281	36
	BorgWarner Inc.	1,123	35
*	1-800-Flowers.com Inc.	1,963	35
*	K12 Inc.	1,665	33
	Garmin Ltd.	373	33
	Dillard's Inc. Class A	573	32
	Rollins Inc.	861	32
	GameStop Corp. Class A	8,577	31
	Inter Parfums Inc.	497	30
	Scholastic Corp.	928	30
*	IMAX Corp.	1,910	30
	Brunswick Corp.	557	30
	Steven Madden Ltd.	874	29
	Autoliv Inc.	413	28
*	Meritor Inc.	1,209	27
	Estee Lauder Cos. Inc. Class A	145	27
	BJ's Restaurants Inc.	789	26
*	Perdoceo Education Corp.	1,741	26
*	Shutterstock Inc.	668	26
	Acushnet Holdings Corp.	991	25
*	Universal Electronics Inc.	593	25
*	Skyline Champion Corp.	950	24
	Polaris Inc.	291	24
*	Liberty TripAdvisor Holdings Inc.	5,502	24
*	Cavco Industries Inc.	117	24
*	American Public Education Inc.	1,047	23
	Ethan Allen Interiors Inc.	1,736	23

* Ulta Beauty Inc.	89	23
Strategic Education Inc.	154	23
* MasterCraft Boat Holdings Inc.	1,392	23
* Cimpress plc	190	22
PriceSmart Inc.	394	22
Hanesbrands Inc.	1,652	22
Standard Motor Products Inc.	491	22
Lear Corp.	191	21
Genuine Parts Co.	221	19
* Malibu Boats Inc.	435	19
* Dorman Products Inc.	307	19
Columbia Sportswear Co.	224	18
* Discovery Inc.	693	18
Nordstrom Inc.	501	17
* Sonos Inc.	1,493	17
* Stoneridge Inc.	777	17
* Mattel Inc.	1,403	17
Coty Inc.	1,781	16
Williams-Sonoma Inc.	262	16
* Skechers U.S.A. Inc.	480	16
Rent-A-Center Inc.	729	16
Haverty Furniture Cos. Inc.	922	16
* Crocs Inc.	586	15
* elf Beauty Inc.	896	14
Tapestry Inc.	597	14
* Tempur Sealy International Inc.	185	14
La-Z-Boy Inc.	476	14
PulteGroup Inc.	330	13
* Trade Desk Inc.	46	13
National Presto Industries Inc.	164	13
Pool Corp.	61	13
LCI Industries	133	13
Oxford Industries Inc.	212	13
* Urban Outfitters Inc.	543	13
Interface Inc.	870	13
Fortune Brands Home & Security Inc.	199	12
* Hibbett Sports Inc.	589	11
Core-Mark Holding Co. Inc.	477	11
Children's Place Inc.	190	11
* American Woodmark Corp.	128	11
* Fox Factory Holding Corp.	169	11
* Murphy USA Inc.	109	11
Ascena Retail Group Inc.	2,745	10
* Under Armour Inc.	705	10
* Stitch Fix Inc. Class A	415	10
Lowe's Cos. Inc.	93	10
* Lumber Liquidators Holdings Inc.	1,007	10
* Gannett Co. Inc.	2,193	9
Meredith Corp.	340	9
Cooper Tire & Rubber Co.	342	9
* American Axle & Manufacturing Holdings Inc.	1,362	9
John Wiley & Sons Inc.	226	8
* YETI Holdings Inc.	273	8
Buckle Inc.	339	8
Macy's Inc.	515	7
* ZAGG Inc.	1,003	7
Movado Group Inc.	436	6
* Funko Inc.	777	6

* Visteon Corp.	78	5
* Fossil Group Inc.	1,042	5
Big Lots Inc.	194	3
* Lovesac Co.	337	3
		3,418
Consumer Staples (5.4%)
* Monster Beverage Corp.	3,864	241
Procter & Gamble Co.	1,738	197
Sysco Corp.	1,717	114
PetMed Express Inc.	1,734	46
Lancaster Colony Corp.	269	39
* National Beverage Corp.	911	38
Kellogg Co.	605	37
McKesson Corp.	257	36
* Boston Beer Co. Inc. Class A	89	33
* Helen of Troy Ltd.	198	33
* USANA Health Sciences Inc.	431	28
John B Sanfilippo & Son Inc.	378	26
Medifast Inc.	316	26
Hershey Co.	180	26
J&J Snack Foods Corp.	160	26
WD-40 Co.	149	26
Nu Skin Enterprises Inc.	1,031	25
Coca-Cola European Partners plc	493	25
Casey's General Stores Inc.	154	25
Calavo Growers Inc.	343	25
Weis Markets Inc.	664	25
* Edgewell Personal Care Co.	761	23
Tootsie Roll Industries Inc.	687	22
Coca-Cola Consolidated Inc.	110	22
Clorox Co.	131	21
Ingredion Inc.	246	20
Kroger Co.	665	19
Ingles Markets Inc.	483	17
MGP Ingredients Inc.	545	16
* Freshpet Inc.	227	15
Hormel Foods Corp.	338	14
Campbell Soup Co.	296	13
Church & Dwight Co. Inc.	185	13
Brown-Forman Corp.	198	12
SpartanNash Co.	457	6
		1,330
Energy (3.0%)
EOG Resources Inc.	2,129	135
ConocoPhillips	2,102	102
DMC Global Inc	953	34
Devon Energy Corp.	2,030	33
* NexTier Oilfield Solutions Inc.	6,551	31
Cactus Inc.	1,080	30
* Enphase Energy Inc.	515	25
* NOW Inc.	2,605	23
Solaris Oilfield Infrastructure Inc.	2,166	23
Chevron Corp.	235	22
* FTS International Inc.	22,498	21
Arch Coal Inc.	412	21
* Matrix Service Co.	1,608	19
* ProPetro Holding Corp.	2,153	19

RPC Inc.	5,460	19
Apache Corp.	652	16
Cabot Oil & Gas Corp.	1,166	16
* Dril-Quip Inc.	453	16
* Magnolia Oil & Gas Corp. Class A	2,146	16
Liberty Oilfield Services Inc.	2,255	15
* Exterran Corp.	2,628	13
CVR Energy Inc.	414	12
Range Resources Corp.	4,205	12
Patterson-UTI Energy Inc.	1,971	11
Kosmos Energy Ltd.	3,453	11
Warrior Met Coal Inc.	570	10
* Talos Energy Inc.	698	10
* Apergy Corp.	508	9
Berry Corp.	1,251	8
Continental Resources Inc.	395	7
* Select Energy Services Inc.	1,096	7
* W&T Offshore Inc.	1,690	4
		750
Financial Services (21.0%)
Aon plc	1,045	217
S&P Global Inc.	727	193
JPMorgan Chase & Co.	1,450	168
Bank of New York Mellon Corp.	3,912	156
Moody's Corp.	634	152
Visa Inc.	821	149
American Express Co.	1,246	137
Wells Fargo & Co.	3,111	127
Bank of Hawaii Corp.	801	60
Western Alliance Bancorp	1,226	57
Santander Consumer USA Holdings Inc.	2,263	55
Citizens Financial Group Inc.	1,717	54
Discover Financial Services	829	54
Lazard Ltd.	1,491	53
First Citizens BancShares Inc.	114	52
* Credit Acceptance Corp.	127	51
Regions Financial Corp.	3,768	51
State Street Corp.	745	51
Synchrony Financial	1,726	50
FactSet Research Systems Inc.	188	50
* Triumph Bancorp Inc.	1,448	49
Allegiance Bancshares Inc.	1,434	48
Northern Trust Corp.	524	46
Radian Group Inc.	2,163	46
LPL Financial Holdings Inc.	575	46
Ameriprise Financial Inc.	323	46
Evercore Inc.	647	43
* Athene Holding Ltd. Class A	1,044	43
Iron Mountain Inc.	1,394	42
Affiliated Managers Group Inc.	563	42
Walker & Dunlop Inc.	645	42
Eaton Vance Corp.	999	41
Trustmark Corp.	1,511	41
Flagstar Bancorp Inc.	1,255	40
* Health Insurance Innovations Inc.	1,354	40
Comerica Inc.	736	39
Credicorp Ltd.	212	38

Jack Henry & Associates Inc.	252	38
* Axos Financial Inc.	1,534	38
T. Rowe Price Group Inc.	319	38
M&T Bank Corp.	268	38
* SVB Financial Group	179	37
Meta Financial Group Inc.	1,128	37
SEI Investments Co.	676	37
Primerica Inc.	318	35
NBT Bancorp Inc.	1,044	35
Diamond Hill Investment Group Inc.	277	35
Bank of NT Butterfield & Son Ltd.	1,260	35
* CBRE Group Inc.	616	35
* Paysign Inc.	4,300	35
Waddell & Reed Financial Inc.	2,498	34
Raymond James Financial Inc.	410	34
Commerce Bancshares Inc.	547	33
BankUnited Inc.	1,124	33
* Enova International Inc.	1,695	33
SLM Corp.	3,127	32
PacWest Bancorp	1,010	32
Independent Bank Corp.	1,617	32
Greenhill & Co. Inc.	2,114	31
GEO Group Inc.	2,093	31
* World Acceptance Corp.	386	30
Navient Corp.	2,635	30
Universal Insurance Holdings Inc.	1,430	30
Employers Holdings Inc.	761	29
Ally Financial Inc.	1,167	29
Eagle Bancorp Inc.	776	29
Zions Bancorp NA	715	29
Central Pacific Financial Corp.	1,190	29
Tompkins Financial Corp.	357	28
Mastercard Inc.	97	28
Synovus Financial Corp.	970	28
Artisan Partners Asset Management Inc.	984	28
Meridian Bancorp Inc.	1,683	28
Curo Group Holdings Corp.	3,004	28
HCI Group Inc.	649	28
Popular Inc.	568	27
Interactive Brokers Group Inc.	532	27
CNO Financial Group Inc.	1,692	27
Stifel Financial Corp.	467	25
Hanover Insurance Group Inc.	212	25
City Holding Co.	358	25
FirstCash Inc.	316	24
BancFirst Corp.	469	24
Investors Bancorp Inc.	2,280	24
Mercury General Corp.	528	23
Cohen & Steers Inc.	365	23
* On Deck Capital Inc.	6,550	23
RMR Group Inc.	606	23
Erie Indemnity Co.	156	22
Nelnet Inc.	416	22
Federated Hermes Inc.	764	22
Newmark Group Inc.	2,269	22
* Green Dot Corp.	628	22
* Customers Bancorp Inc.	1,042	21
Live Oak Bancshares Inc.	1,319	20

Realogy Holdings Corp.	2,133	20
Hilltop Holdings Inc.	946	20
MGIC Investment Corp.	1,630	20
KeyCorp	1,152	19
Simon Property Group Inc.	149	18
AMERISAFE Inc.	277	18
Fidelity National Financial Inc.	464	18
Alexander's Inc.	57	18
South State Corp.	258	18
First Horizon National Corp.	1,308	17
HomeStreet Inc.	636	17
Brookline Bancorp Inc.	1,232	17
* Cardtronics plc	468	17
Lakeland Financial Corp.	412	17
Fulton Financial Corp.	1,164	17
Bryn Mawr Bank Corp.	500	17
FB Financial Corp.	507	17
First Commonwealth Financial Corp.	1,393	16
Ryman Hospitality Properties Inc.	231	16
Lincoln National Corp.	336	15
Charles Schwab Corp.	365	15
CoreCivic Inc.	1,002	15
Dime Community Bancshares Inc.	874	15
CIT Group Inc.	368	15
Cullen/Frost Bankers Inc.	186	15
* Donnelley Financial Solutions Inc.	1,673	15
Old National Bancorp	920	15
OneMain Holdings Inc	391	14
Cadence BanCorp Class A	1,000	14
Home BancShares Inc.	838	14
UMB Financial Corp.	237	14
Veritex Holdings Inc.	549	13
Virtus Investment Partners Inc.	118	13
Kearny Financial Corp.	1,177	13
First Busey Corp.	580	13
Renasant Corp.	443	13
First Bancorp	387	12
* TriState Capital Holdings Inc.	624	12
Sandy Spring Bancorp Inc.	401	12
United Community Banks Inc.	494	12
Cathay General Bancorp	393	12
First Hawaiian Inc.	505	12
Pacific Premier Bancorp Inc.	468	12
EVERTEC Inc.	407	12
Atlantic Union Bankshares Corp.	406	12
Columbia Banking System Inc.	362	12
Independent Bank Group Inc.	255	12
Washington Federal Inc.	390	12
OFG Bancorp	694	12
Federal Agricultural Mortgage Corp.	153	12
* Equitable Holdings Inc.	524	11
ServisFirst Bancshares Inc.	324	11
Broadridge Financial Solutions Inc.	100	10
International Bancshares Corp.	300	10
Boston Private Financial Holdings Inc.	1,038	10
MarketAxess Holdings Inc.	29	9
Huntington Bancshares Inc.	749	9
Hope Bancorp Inc.	629	8

Tanger Factory Outlet Centers Inc.	578	7
* Marcus & Millichap Inc.	161	5
Brookfield Property REIT Inc. Class A	262	4
Great Western Bancorp Inc.	155	4
Provident Financial Services Inc.	204	4
* Brighthouse Financial Inc.	109	4
		5,221
Health Care (13.6%)
Johnson & Johnson	1,731	233
* Biogen Inc.	726	224
Merck & Co. Inc.	2,773	212
Humana Inc.	598	191
Gilead Sciences Inc.	2,716	188
* Edwards Lifesciences Corp.	875	179
Eli Lilly & Co.	1,394	176
Bristol-Myers Squibb Co.	2,210	131
* Masimo Corp.	425	69
* Incyte Corp.	612	46
Chemed Corp.	109	46
* Align Technology Inc.	200	44
Cerner Corp.	626	43
* Alkermes plc	2,056	43
Cardinal Health Inc.	780	41
* Henry Schein Inc.	657	40
Patterson Cos. Inc.	1,594	38
AmerisourceBergen Corp. Class A	436	37
* Veeva Systems Inc.	251	36
* ABIOMED Inc.	234	35
* Zynex Inc.	2,656	35
* LivaNova plc	491	34
* Alexion Pharmaceuticals Inc.	364	34
ResMed Inc.	209	33
* Exelixis Inc.	1,787	33
* Collegium Pharmaceutical Inc.	1,395	33
* Haemonetics Corp.	299	32
* Molina Healthcare Inc.	263	32
* Corcept Therapeutics Inc.	2,435	31
* Medpace Holdings Inc.	341	31
* Eagle Pharmaceuticals Inc.	664	31
Atrion Corp.	47	29
* Catalyst Pharmaceuticals Inc.	6,830	29
Dentsply Sirona Inc.	575	28
Bruker Corp.	644	28
* Hologic Inc.	584	28
* BioSpecifics Technologies Corp.	483	27
* Natus Medical Inc.	916	25
* NuVasive Inc.	369	24
* CorVel Corp.	334	23
* Neogen Corp.	373	23
* Amedisys Inc.	129	23
* ANI Pharmaceuticals Inc.	466	22
* Jazz Pharmaceuticals plc	194	22
* Cutera Inc.	876	22
* Quidel Corp.	277	21
* Lantheus Holdings Inc.	1,366	21
* Surmodics Inc.	600	21
* Orthofix Medical Inc.	590	21

* Assertio Therapeutics Inc.	18,976	21
LeMaitre Vascular Inc.	715	20
* Joint Corp.	1,366	20
* Intersect ENT Inc.	819	20
* Axogen Inc.	1,562	19
* Innoviva Inc.	1,428	19
* ICU Medical Inc.	98	19
West Pharmaceutical Services Inc.	125	19
Luminex Corp.	684	17
* Cardiovascular Systems Inc.	442	17
* Myriad Genetics Inc.	919	16
* Omnicell Inc.	197	16
* Mallinckrodt plc	3,736	16
* Tactile Systems Technology Inc.	315	16
* Anika Therapeutics Inc.	376	16
* STAAR Surgical Co.	492	15
* Arena Pharmaceuticals Inc.	342	15
* Globus Medical Inc.	333	15
* United Therapeutics Corp.	143	15
* NextGen Healthcare Inc.	1,124	15
* Arrowhead Pharmaceuticals Inc.	414	15
* Xencor Inc.	400	13
Cooper Cos. Inc.	40	13
* HMS Holdings Corp.	562	13
* AngioDynamics Inc.	1,114	13
Computer Programs & Systems Inc.	473	13
* Esperion Therapeutics Inc.	241	12
Owens & Minor Inc.	1,770	12
* BioTelemetry Inc.	282	12
* Varian Medical Systems Inc.	97	12
* Inogen Inc.	220	10
Amgen Inc.	47	9
* OraSure Technologies Inc.	1,549	9
STERIS plc	58	9
* Meridian Bioscience Inc.	1,147	9
* AMN Healthcare Services Inc.	113	8
* Vanda Pharmaceuticals Inc.	740	8
* Amneal Pharmaceuticals Inc.	1,142	4
		3,388
Materials & Processing (5.4%)
AO Smith Corp.	1,658	66
Avery Dennison Corp.	491	56
* Trex Co. Inc.	581	56
Reliance Steel & Aluminum Co.	474	49
Cabot Corp.	1,161	43
Fastenal Co.	1,228	42
Acuity Brands Inc.	344	35
NewMarket Corp.	88	34
* Verso Corp.	2,054	34
* Alcoa Corp.	2,408	33
Boise Cascade Co.	938	33
* BMC Stock Holdings Inc.	1,313	32
AptarGroup Inc.	307	31
Watsco Inc.	181	28
FMC Corp.	296	28
AAON Inc.	478	26
Kronos Worldwide Inc.	2,528	25

Myers Industries Inc.	1,858	25
Chase Corp.	275	24
Nucor Corp.	576	24
Quanex Building Products Corp.	1,383	23
PPG Industries Inc.	220	23
Louisiana-Pacific Corp.	803	23
Simpson Manufacturing Co. Inc.	285	23
Huntsman Corp.	1,178	22
Materion Corp.	480	22
* RBC Bearings Inc.	126	22
Eagle Materials Inc.	263	21
WR Grace & Co.	356	20
Mueller Industries Inc.	682	19
PolyOne Corp.	719	18
Domtar Corp.	603	17
Innospec Inc.	199	17
* Builders FirstSource Inc.	754	17
Universal Forest Products Inc.	362	17
Graphic Packaging Holding Co.	1,250	17
* Foundation Building Materials Inc.	1,061	17
* MRC Global Inc.	1,817	16
* GMS Inc.	678	16
Apogee Enterprises Inc.	503	15
International Paper Co.	405	15
Haynes International Inc.	588	15
Sensient Technologies Corp.	288	14
Insteel Industries Inc.	698	14
* Gibraltar Industries Inc.	273	14
Kaiser Aluminum Corp.	138	13
Arconic Inc.	439	13
* PGT Innovations Inc.	831	13
Commercial Metals Co.	674	12
* Installed Building Products Inc.	183	12
Schnitzer Steel Industries Inc.	670	11
Orion Engineered Carbons SA	762	11
Steel Dynamics Inc.	392	10
* Ferro Corp.	870	10
Stepan Co.	104	9
Belden Inc.	174	7
Scotts Miracle-Gro Co.	65	7
Comfort Systems USA Inc.	154	7
Neenah Inc.	105	6
Packaging Corp. of America	52	5
CF Industries Holdings Inc.	121	4
		1,331
Producer Durables (17.2%)
Emerson Electric Co.	2,808	180
Illinois Tool Works Inc.	915	154
Automatic Data Processing Inc.	875	135
Accenture plc Class A	743	134
Southwest Airlines Co.	2,612	121
Paychex Inc.	1,505	117
United Parcel Service Inc.	1,145	104
Lockheed Martin Corp.	275	102
Cintas Corp.	256	68
CSW Industrials Inc.	936	62
MSA Safety Inc.	506	62

Nordson Corp.	404	59
Honeywell International Inc.	357	58
Jacobs Engineering Group Inc.	529	49
Crane Co.	693	47
Rockwell Automation Inc.	255	47
Insperity Inc.	679	46
AGCO Corp.	728	44
Badger Meter Inc.	724	44
Kaman Corp.	779	43
* Keysight Technologies Inc.	453	43
* TriNet Group Inc.	765	40
National Instruments Corp.	1,000	40
Graco Inc.	808	40
Astec Industries Inc.	1,042	39
CH Robinson Worldwide Inc.	552	38
MAXIMUS Inc.	581	37
Landstar System Inc.	358	36
Cummins Inc.	237	36
Schneider National Inc.	1,997	36
PACCAR Inc.	534	36
Curtiss-Wright Corp.	293	35
Robert Half International Inc.	689	35
Toro Co.	484	35
Dover Corp.	336	35
* Zebra Technologies Corp.	162	34
Standex International Corp.	535	34
Xylem Inc.	432	33
MSC Industrial Direct Co. Inc. Class A	535	33
Luxfer Holdings plc	2,108	33
* Waters Corp.	167	33
Franklin Electric Co. Inc.	602	31
Expeditors International of Washington Inc.	432	30
* Mettler-Toledo International Inc.	43	30
* Vicor Corp.	697	30
Brady Corp. Class A	626	30
Healthcare Services Group Inc.	1,068	29
Donaldson Co. Inc.	651	29
ManpowerGroup Inc.	371	28
JB Hunt Transport Services Inc.	292	28
* FARO Technologies Inc.	491	28
* Sykes Enterprises Inc.	881	28
WW Grainger Inc.	100	28
Kforce Inc.	900	27
Spirit AeroSystems Holdings Inc.	509	27
Snap-on Inc.	185	27
Old Dominion Freight Line Inc.	138	27
* Echo Global Logistics Inc.	1,375	25
IDEX Corp.	171	25
* WESCO International Inc.	614	25
Raven Industries Inc.	854	25
Pitney Bowes Inc.	7,167	25
Deluxe Corp.	733	24
Lincoln Electric Holdings Inc.	297	24
Encore Wire Corp.	492	24
* Teledyne Technologies Inc.	70	24
Tennant Co.	328	23
* TrueBlue Inc.	1,557	23
Marten Transport Ltd.	1,178	23

Tetra Tech Inc.	281	23
Kelly Services Inc.	1,364	23
Forward Air Corp.	383	23
* Proto Labs Inc.	256	22
Quad/Graphics Inc.	4,644	22
* MasTec Inc.	446	22
* Generac Holdings Inc.	206	21
Watts Water Technologies Inc.	225	21
Barrett Business Services Inc.	348	21
EMCOR Group Inc.	269	21
Steelcase Inc.	1,248	20
Oshkosh Corp.	275	20
Allegion plc	172	20
Littelfuse Inc.	122	19
AAR Corp.	561	19
Hubbell Inc.	145	19
Ennis Inc.	953	19
Exponent Inc.	260	19
* Hub Group Inc.	411	19
Kennametal Inc.	681	19
* Aerojet Rocketdyne Holdings Inc.	383	19
Werner Enterprises Inc.	559	19
* Great Lakes Dredge & Dock Corp.	1,930	19
Stanley Black & Decker Inc.	130	19
ArcBest Corp.	934	19
HNI Corp.	557	18
Herman Miller Inc.	531	18
* Napco Security Technologies Inc.	855	17
ITT Inc.	282	17
* OSI Systems Inc.	199	16
Albany International Corp.	252	16
* ASGN Inc.	303	15
Textron Inc.	374	15
UniFirst Corp.	81	15
Woodward Inc.	145	15
Resources Connection Inc.	1,190	15
Heartland Express Inc.	816	15
Huntington Ingalls Industries Inc.	70	14
* Enerpac Tool Group Corp. Class A	667	14
HEICO Corp.	132	14
Federal Signal Corp.	485	14
* Construction Partners Inc. Class A	804	14
* HD Supply Holdings Inc.	358	14
* Modine Manufacturing Co.	1,752	13
* SPX FLOW Inc.	344	13
Alamo Group Inc.	113	13
Wabash National Corp.	1,138	12
* Itron Inc.	162	12
* Atkore International Group Inc.	332	12
Mesa Laboratories Inc.	51	12
* Copart Inc.	143	12
TTEC Holdings Inc.	322	12
ABM Industries Inc.	364	12
ACCO Brands Corp.	1,489	12
* SPX Corp.	282	12
* DXP Enterprises Inc.	416	12
* TopBuild Corp.	115	12
Allison Transmission Holdings Inc.	270	11

Terex Corp.	486	11
Heidrick & Struggles International Inc.	476	11
* Aegion Corp.	576	10
* Resideo Technologies Inc.	961	10
Hillenbrand Inc.	438	10
* Sterling Construction Co. Inc.	740	10
Columbus McKinnon Corp.	324	10
McGrath RentCorp	143	10
* Astronics Corp.	465	9
Korn Ferry	184	6
* Lydall Inc.	530	6
Knoll Inc.	253	4
		4,256
Technology (20.0%)
Texas Instruments Inc.	2,054	234
Intuit Inc.	856	228
* Adobe Inc.	621	214
Cisco Systems Inc.	5,359	214
NVIDIA Corp.	763	206
Lam Research Corp.	651	191
Apple Inc.	628	172
Applied Materials Inc.	2,681	156
* Facebook Inc.	762	147
Intel Corp.	2,434	135
TE Connectivity Ltd.	1,513	125
* Advanced Micro Devices Inc.	2,308	105
* Fortinet Inc.	744	76
* Synopsys Inc.	459	63
Maxim Integrated Products Inc.	1,010	56
* Aspen Technology Inc.	496	53
NetApp Inc.	1,061	50
Citrix Systems Inc.	446	46
* Cadence Design Systems Inc.	696	46
Monolithic Power Systems Inc.	290	46
Seagate Technology plc	944	45
* Arista Networks Inc.	229	44
* Paycom Software Inc.	152	43
Teradyne Inc.	697	41
* EPAM Systems Inc.	183	41
* Take-Two Interactive Software Inc.	372	40
Skyworks Solutions Inc.	392	39
* Agilysys Inc.	1,215	39
* Teradata Corp.	1,949	39
Hewlett Packard Enterprise Co.	2,849	36
* Manhattan Associates Inc.	533	36
* F5 Networks Inc.	299	36
* Match Group Inc.	543	35
* EverQuote Inc. Class A	836	34
* ShotSpotter Inc.	944	34
Simulations Plus Inc.	1,022	33
* Coherent Inc.	255	33
* Ciena Corp.	848	33
* Sanmina Corp.	1,235	33
* CommVault Systems Inc.	778	32
ADTRAN Inc.	3,937	32
* iRobot Corp.	655	31
PC Connection Inc.	770	31

Dolby Laboratories Inc.	475	31
CDW Corp.	273	31
* Yandex NV	767	31
* Intelligent Systems Corp.	843	31
* VMware Inc.	250	30
Ubiquiti Inc.	218	30
* Telenav Inc.	4,866	29
* Check Point Software Technologies Ltd.	272	28
* IPG Photonics Corp.	220	28
Xilinx Inc.	336	28
* Cirrus Logic Inc.	394	27
* Appfolio Inc.	216	27
* Synaptics Inc.	399	26
* NeoPhotonics Corp.	3,879	26
Power Integrations Inc.	293	26
* Digital Turbine Inc.	4,073	25
* GoDaddy Inc.	352	25
* SecureWorks Corp.	1,767	25
* Onto Innovation Inc.	795	24
* A10 Networks Inc.	3,611	24
* Lattice Semiconductor Corp.	1,337	24
* Diodes Inc.	542	24
* Alarm.com Holdings Inc.	494	24
Jabil Inc.	738	24
* SPS Commerce Inc.	446	23
* Silicon Laboratories Inc.	264	23
* Groupon Inc.	17,127	23
* SMART Global Holdings Inc.	829	22
* ANSYS Inc.	88	21
* Zscaler Inc.	409	21
* Qualys Inc.	263	21
* Lumentum Holdings Inc.	262	20
* Nutanix Inc.	850	20
* Proofpoint Inc.	187	20
* Calix Inc.	2,153	19
Cognex Corp.	433	19
* OneSpan Inc.	1,163	19
* ePlus Inc.	250	19
Amdocs Ltd.	285	18
SYNNEX Corp.	145	18
NIC Inc.	978	18
* Ambarella Inc.	297	18
Avnet Inc.	550	17
* Micron Technology Inc.	317	17
* FormFactor Inc.	739	17
* Mitek Systems Inc.	1,884	16
* Perficient Inc.	382	16
* Flex Ltd.	1,353	15
* MobileIron Inc.	3,708	15
* Rogers Corp.	129	15
* Verra Mobility Corp. Class A	987	15
* Glu Mobile Inc.	2,085	15
* Appian Corp. Class A	334	15
* Viavi Solutions Inc.	1,089	14
* Harmonic Inc.	2,290	14
* 3D Systems Corp.	1,534	14
* Endurance International Group Holdings Inc.	3,680	14
Brooks Automation Inc.	393	14

* Avaya Holdings Corp.		1,034	13
* comScore Inc.		3,772	13
Activision Blizzard Inc.		223	13
QAD Inc.		263	13
Progress Software Corp.		342	13
* Plexus Corp.		192	13
* Semtech Corp.		320	13
Methode Electronics Inc.		411	13
* Yelp Inc.		396	12
Blackbaud Inc.		181	12
* Arrow Electronics Inc.		179	12
* TechTarget Inc.		514	12
CSG Systems International Inc.		268	12
* Synchronoss Technologies Inc.		2,297	11
* NetScout Systems Inc.		439	11
* Qorvo Inc.		111	11
* Stratasys Ltd.		681	11
* Extreme Networks Inc.		2,155	11
* Tucows Inc.		209	11
* NETGEAR Inc.		488	9
* Amkor Technology Inc.		763	8
Plantronics Inc.		552	8
Vishay Intertechnology Inc.		399	7
QUALCOMM Inc.		90	7
* Virtusa Corp.		145	6
* Rubicon Project Inc.		546	6
* CEVA Inc.		215	6
* MicroStrategy Inc.		45	6
Universal Display Corp.		38	6
* Cargurus Inc.		215	6
* Eventbrite Inc. Class A		375	6
* Tenable Holdings Inc.		182	5
* TrueCar Inc.		1,200	3
			4,975
Utilities (0.2%)
Consolidated Communications Holdings Inc.		2,746	17
* Frontier Communications Corp.		27,428	15
* Boingo Wireless Inc.		802	10
			42
Total Common Stocks (Cost $26,074)			24,711
	Coupon
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1 Vanguard Market Liquidity Fund (Cost $63)	1.706%	628	63
Total Investments (99.9%) (Cost $26,137)			24,774
Other Asset and Liabilities-Net (0.1%)2			35
Net Assets (100%)			24,809
Cost rounded to $000.

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Cash of $4,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	March 2020	5	74	(10)

A. Security Valuation: Securities are valued as of the close of trading on the
New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 29, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.